Leases (Schedule of Amounts Recognized in Profit or Loss) (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Presentation of leases for lessee [abstract]
Interest expenses on lease liability	€ 341
Total	€ 341